Long-Term Debt - Senior Credit Facilities (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) $ in Thousands	Jan. 31, 2021 USD ($)
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	$ 989,872
Fiscal 2021
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	989,872
First Lien
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	627,536
First Lien | Fiscal 2021
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	627,536
Second Lien
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	302,336
Second Lien | Fiscal 2021
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	302,336
Revolving Credit
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	60,000
Revolving Credit | Fiscal 2021
Debt Instrument [Line Items]
Amount outstanding under the Senior Credit Facilities	$ 60,000